Note 6 – Subsequent events	3 Months Ended
Nov. 30, 2021
Subsequent Events [Abstract]
Note 6 – Subsequent events

Note 6 – Subsequent events.

On December 12th, 2021, the Board nominated Independent Director Gil Feiler to its Audit Committee, bringing its number to three.

On February 4, 2022 the company’s holdings in Sativus Tech Corp (formerly known as Seedo Corp) was valued at $2289,913.

The Company defaulted on $1,375,000 of secured notes in December 2021. On February 15, 2022, the Company and its secured lender entered into a forbearance agreement pursuant to which the lender agreed to forbear from exercising default-related rights and remedies against us until the earliest of: (i) the date on which the lender delivers to the Company a written notice terminating the forbearance period, which notice may be delivered at any time upon or after the occurrence of any forbearance default, (ii) the date the Company repudiates or asserts any defense to any obligation or other liability under or in respect of the Forbearance Agreement or related transaction documents or applicable law, or makes or pursues any claim or cause of action against the lender, and (iii) March 7, 2022.

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the SEC and has determined that there are no other such events that warrant disclosure or recognition in the financial statements.